[Janus Capital Letterhead]

June 30, 2020

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.    There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 297 (“PEA No. 297”) on June 25, 2020, pursuant to Rule 485(b) under the 1933 Act for, the Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, and Class T Shares, of Janus Henderson Global Sustainable Equity Fund.

2.    The text of PEA No. 297 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.
Senior Legal Counsel

Enclosure (via EDGAR only)

cc:	Kathryn Santoro, Esq.
John Grzeskiewiczj, Esq.
Thea Kelley